Net loss per share and dividends per share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Numerator:
Net loss attributable to common stockholders	$ 113,408	$ 135,054	$ (38,086)
Denominator:
Weighted average number of shares outstanding, basic (in shares)	41,130,089	37,235,599	33,882,932
Weighted average number of shares outstanding, diluted (in shares)	41,821,637	38,359,985	33,882,932
Earnings per share, basic (in dollars per share)	$ 2.76	$ 3.63	$ (1.12)
Earnings per share, diluted (in dollars per share)	$ 2.71	$ 3.52	$ (1.12)